Share Capital (Schedule of Allocation of Stock-Based Compensation Charge) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation charge	$ 693	$ 567	$ 302
Cost of Revenues [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation charge	57	33	17
Selling and Marketing [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation charge	74	81	25
General and Administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation charge	$ 562	$ 453	$ 260